Business acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business acquisitions
Business acquisitions

Note 5 Business acquisitions

EV Group Holdings LLC

The Company entered into an agreement and plan of merger, dated January 14, 2022, with the shareholders of EV Group Holdings LLC (“EV Depot”) pursuant to which the Company agreed to purchase all the issued and outstanding shares of EV Depot for an aggregate purchase price of $18,787,105. $17,530,278 of the aggregate purchase price payable to the shareholders of EV Depot will be payable through the issuance of 5,201,863 shares of common stock. The agreement includes a clause protecting the sellers whereby if the average price of Charge’s common stock for the month ending December 31, 2022 is less than the per share price of Charge’s common stock determined at closing, the Company will increase the number of shares of common stock issued. The Company recorded this as a contingent consideration liability. The agreement also included a clause for gross margin protection to the Company should the 2022 gross margin of EV Depot fall below target levels, the Company will reduce the number of shares of common stock to be issued to EV Depot. The Company recorded this as a contingent consideration asset. These contingent consideration clauses will be settled on December 31, 2022. The acquisition closed on January 14, 2022. This acquisition has been accounted for using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed be recognized at fair value as of the acquisition date. The final determination of the fair value of certain assets and liabilities will be completed within the one-year measurement period from the date of acquisition as required by Accounting Standards Codification (ASC) Topic 805, Business Combinations. This will allow us time to adequately analyze all the factors used in establishing the asset and liability fair values as of the acquisition date. Any potential adjustments could be material in relation to the preliminary values presented below.

The following table summarizes the total considerations as well as the preliminary fair values of the net assets acquired and liabilities assumed as of the January 14, 2022 acquisition date.

Cash	$1,231,250
Accrued expenses	18,750
Contingent consideration liability, net of $72,748 of contingent consideration asset	6,827
Common Stock (5,201,863 Shares)	17,530,278
Total consideration	$18,787,105

Fair values of identifiable net assets and liabilities:
Assets
Cash	$104,485
Deposits, prepaids and other current assets, net	(11,167)
Operating lease right-of-use asset	2,016,700
Non-current assets	390,625
Total assets	2,500,643
Liabilities
Accrued liabilities	27,407
Deferred revenue	166,984
Operating lease liability	2,016,700
Total liabilities	2,211,091

Total fair value of identifiable net assets and liabilities	289,552

Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$18,497,553

The determination of goodwill in the amount of approximately $18.5 million was recognized for the EV Depot acquisition as the excess of consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets which cannot be individually identified and separately recognized. The recorded goodwill is not deductible for tax purposes.

The inclusion of the EV Depot acquisition in our Consolidated Financial Statements is not deemed material with respect to the requirement to provide pro-forma results of operations. As such, pro-forma information is not presented.

B W Electrical Services LLC

Our wholly owned subsidiary, Charge Infrastructure, Inc., entered into a securities purchase agreement, dated December 22, 2021, with the shareholders of B W Electrical Services LLC (“BW”) pursuant to which we agreed to purchase all the issued and outstanding shares of BW for an aggregate purchase price of $18,038,570. $4,538,570 of the aggregate purchase price payable to the shareholders of BW through the issuance of 1,285,714 shares of common stock. The acquisition closed on December 27, 2021. While we continue to finalize the preliminary fair values of the net assets acquired and liabilities assumed as of the December 27, 2021 acquisition date, we did not recognize any adjustments in the period ended June 30, 2022. Any potential adjustments could be material in relation to the preliminary values presented previously.

ANS

The Company entered into a securities purchase agreement, dated May 7, 2021, with the shareholders of Nextridge, Inc. and its wholly owned subsidiary, Advanced Network Solutions (collectively “ANS”) pursuant to which we agreed to purchase all the issued and outstanding shares of ANS for an aggregate purchase price of $19,798,324. $6,850,000 of the aggregate purchase price payable to the shareholders of ANS was payable through the issuance of 2,395,105 shares of our Series B preferred stock (the “Series B Preferred”). The acquisition closed on May 21, 2021.

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The acquisition resulted in $5,017,682 in goodwill which was recorded on the reporting unit’s books.  The recorded goodwill is not deductible for income tax purposes.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

	Preliminary Estimate	Measurement Period Adjustments (1)	Revised and Final
Identifiable intangible asset	$-	$11,924,617	$11,924,617
Tangible assets acquired (net of tangible liabilities assumed)	6,380,152	(497,339)	5,882,813
Goodwill	13,418,172	(8,400,490)	5,017,682
Deferred Tax for Identifiable intangible asset	-	(3,026,788)	(3,026,788)
Total	$19,798,324	$-	$19,798,324

(1)  Within one year of acquisition, the Company recorded several measurement period adjustments primarily relating to the establishment of a Customer Relationship intangible asset of $11,924,617 and related Deferred tax liability of $3,026,788. Amortization expense for the three and six months ended June 30, 2022 was $861,222. See Note 6 Intangible assets.

Note 5 Business acquisitions

TransWorld Enterprises, Inc.

Effective April 30, 2020, the Company entered into an agreement to acquire 100% of the outstanding equity interests of TransWorld Enterprises, Inc. (“TransWorld”), pursuant to that certain Share Exchange Agreement (referred to as the “Exchange Agreement”), by and among the Company, TransWorld and the shareholders of TransWorld. The transactions contemplated by the Exchange Agreement closed on May 8, 2020. In accordance with the Exchange Agreement, the Company acquired all of the outstanding shares of TransWorld in exchange for 1,000,000 shares of each of the Company’s series D and series F preferred stock. The series D preferred stock is convertible into 12.5% of the Company’s issued and outstanding shares of common stock upon consummation of a reverse stock split and votes on an as converted basis. The series F preferred stock is convertible into 12.5% of the Company’s issued and outstanding shares of common stock at any time at the option of the holder and votes on an as converted basis.

TransWorld did not meet the definition of a business under ASC 805, Business Combinations. As such the transaction was treated as an asset purchase. According to this guidance, if the consideration given is not in the form of cash, measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the asset (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable. In this case, TransWorld did not have any assets. As such the value of the consideration was valued at $3,057,907, which was the value of the Series D and Series F Preferred stock. The entire value was recorded as goodwill. As of December 31, 2020, we determined that the full amount of goodwill related to this transaction needed to be impaired. As such we recorded a loss on impairment of goodwill in the amount of $3,057,907.

GetCharged, Inc.

On August 27, 2020, the Company entered into a stock purchase agreement with GetCharged, Inc. (“GetCharged”). In connection with the agreement, the Company purchased the outstanding shares of GetCharged in exchange for $17,500,000 paid in the Company’s common stock. The Closing on the acquisition occurred on October 12, 2020 with the Company issuing 60,000,000 shares of common stock valued at $28,200,000, or $0.47 per share. In connection with the closing, the Company owed a success fee of 3%, or $525,000, to KORR Value LP, a related party. As of December 31, 2020, the success fee has been paid in full.

Consideration
60,000,000 shares of common stock, valued at $0.47 per share, issued to the sellers	$28,200,000
Total consideration	$28,200,000

Fair values of identifiable net assets and liabilities:
Assets
Cash	$92,035
Equipment	1,145,854
Deposit	250
Total assets	1,238,139
Liabilities
Notes payable	365,000
Total fair value of identifiable net assets and liabilities	$873,139

Initial goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$27,326,861

The initial goodwill calculated was $27,326,861. Since the consideration given was $10,700,000 in excess of the consideration promised by the agreement, the Company recorded a loss on goodwill impairment in the amount of $10,700,000 in the fourth quarter of 2020. Based on changes in management’s focus of this business, we determined a triggering event occurred and we performed an impairment analysis. During the third quarter 2021, we recorded an impairment for the remaining balance of $16,626,861. In addition, certain fixed assets totaling $1,489,401 of the Get Charged business were also written off, some of which were acquired in the acquisition.

PTGI International Carrier Services, Inc.

On October 2, 2020, the Company entered into a stock purchase agreement with the shareholders of PTGI International Carrier Services Inc. (“PTGI”) pursuant to which the Company agreed to acquire 100% of the outstanding voting securities of PTGI in consideration for $892,000 (the “PTGI Acquisition”). The closing of the PTGI Acquisition occurred on October 31, 2020. In connection with the closing, the Company owed a success fee of $505,000, to KORR Value LP. As of December 31, 2020, the success fee has been paid in full.

Consideration
Cash	$892,000
Total consideration	$892,000

Fair values of identifiable net assets and liabilities:
Assets
Cash	$13,097,577
Accounts receivable	38,801,052
Prepaids	202,854
Other current assets	376,606
Fixed assets	508,371
Other assets	12,907,636
Total assets	65,894,096

Liabilities
Accounts payable	51,521,208
Accrued liabilities	1,108,397
Other liabilities	12,921,620
Total liabilities	65,551,225

Total fair value of identifiable net assets and liabilities	$342,871

Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$549,129

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The acquisition resulted in $549,129 in goodwill which is recorded on the reporting unit’s books.

Due to a post-acquisition adjustment, the fair value of identifiable net assets decreased in Q3 2021. The reporting unit goodwill increased by approximately $223,000 resulting in goodwill of $772,135 at December 31, 2021

ANS

Our wholly owned subsidiary, Charge Infrastructure, Inc., entered into a securities purchase agreement, dated May 7, 2021, with the shareholders of ANS pursuant to which we agreed to purchase all the issued and outstanding shares of ANS for an aggregate purchase price of $19,798,324. $6,850,000 of the aggregate purchase price payable to the shareholders of ANS was payable through the issuance of 2,395,105 shares of our Series B preferred stock (the “Series B Preferred”). The acquisition closed on May 21, 2021.

Consideration

Cash	$12,948,324
Series B Preferred Stock (2,395,105 Shares)	6,850,000
Total consideration	$19,798,324

Fair values of identifiable net assets and liabilities:
Assets
Cash	$458
Accounts receivable	6,491,734
Inventory	170,785
Deposits & Prepaids	512,285
Other current assets	2,288,715
Accrued revenue	1,620,139
Capital lease	229,253
Operating lease	603,284
Fixed assets	680,119
Total assets	12,596,772

Liabilities
Accounts payable	2,638,234
Accrued liabilities	1,013,906
Capital lease liability	175,993
Operating lease liability	603,284
Line of credit	1,785,203
Total liabilities	6,216,620

Total fair value of identifiable net assets and liabilities	$6,380,152

Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$13,418,172

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The acquisition resulted in $13,418,172 in goodwill which is recorded on the reporting unit’s books.

In the fourth quarter of 2021, due to a post-acquisition adjustment, the fair value of identifiable net assets decreased along with a corresponding increase in goodwill by $134,377, resulting in a goodwill balance of $13,552,549 at December 31, 2021.

B W Electrical Services LLC

Our wholly owned subsidiary, Charge Infrastructure, Inc., entered into a securities purchase agreement, dated December 22, 2021, with the shareholders of B W Electrical Services LLC (“BW”) pursuant to which we agreed to purchase all the issued and outstanding shares of BW for an aggregate purchase price of $18,038,570. $4,538,570 of the aggregate purchase price payable to the shareholders of BW will be payable through the issuance of 1,285,714 shares of common stock. The acquisition closed on December 27, 2021.

Consideration
Cash	$13,500,000
Common stock (1,285,714 Shares)	4,538,570
Total consideration	$18,038,570

Fair values of identifiable net assets and liabilities:
Assets
Cash	$3,067,515
Accounts receivable	7,033,511
Deposits, prepaids and other current assets, net	92,816
Investment in marketable securities	2,279,978
Cost in excess of billings	969,909
Property, plant and equipment, net	104,573
Right-of-use asset	1,071,437
Total assets	14,619,739
Liabilities
Accounts payable	1,305,663
Accrued liabilities	1,662,791
Deferred revenue	2,271,122
Lease Liability, Non-Current	1,071,437
Notes payable, net of discount	2,000,000
Total liabilities	8,311,013

Total fair value of identifiable net assets and liabilities	$6,308,726

Goodwill (consideration given minus fair value of identifiable net assets and liabilities)	$11,729,844

The Company analyzed the acquisition under applicable guidance and determined that the acquisition should be accounted for as a business combination. The acquisition resulted in $11,729,844 in goodwill which is recorded on the reporting unit’s books.